Fair Value Of Assets And Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 number	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Assets And Liabilities [Abstract]
Gain/(loss) on instrument specific credit risk	$ 2,800,000	$ (1,500,000)	$ (1,800,000)
Number of levels assets and liabilities are grouped in	3
Goodwill, Impairment	$ 0	$ 0	$ 0